Pension and Postretirement Benefit Plans and Defined Contribution Plans Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Recorded charges related to our defined contribution plans	$ 288	$ 259	$ 191